March 21, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549

Re:	Registration Statement on Form S-1 for SolarWinds, Inc.

Ladies and Gentlemen:

Transmitted herewith is the Registration Statement on Form S-1 (the “Registration Statement”), together with certain exhibits thereto, filed pursuant to the Securities Act of 1933, as amended (the “Act”), by SolarWinds, Inc., a Delaware corporation (“SolarWinds”). The Registration Statement registers shares of SolarWinds’ Common Stock to be offered in an initial public offering. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by SolarWinds for five years. Please be advised that the $9,825.00 registration fee for the Registration Statement was previously transferred to the Commission’s account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T.

We respectfully request that you provide us with a letter of comments (if any) regarding the Registration Statement at your earliest convenience.

Please note that, concurrently with this filing, SolarWinds has submitted a request for confidential treatment pursuant to Rule 406 of the Act relating to certain exhibits to the Registration Statement. In addition, pursuant to Rule 461(a) of the Act, SolarWinds hereby notifies you that it intends to request acceleration of effectiveness of the Registration Statement orally and that SolarWinds and the underwriters are aware of their obligations under the Act.

If you should have any questions regarding the above or the Registration Statement, please do not hesitate to call the undersigned at (512) 338-5401. We look forward to hearing from you soon.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI,

Professional Corporation

/s/ Paul R. Tobias

Paul R. Tobias, Esq.

cc:	Kevin B. Thompson

SolarWinds, Inc.

J. Robert Suffoletta, Esq.

Wilson Sonsini Goodrich & Rosati, Professional Corporation

Laird H. Simons III, Esq.

Robert A. Freedman, Esq.

Fenwick &West LLP